Notes Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
NOTES PAYABLE

On February 3, 2012, the Company issued a senior secured promissory note in the principal amount of $550,000 with an original issuance discount of $50,000, plus $3,500 in lender fees to two of its existing shareholders.  In connection with the note, the Company incurred expenses of $21,800 for legal and other fees. Accordingly, net cash proceeds from the note amounted to $474,700. Unless earlier converted, exchanged or prepaid, the note matures on February 2, 2013. The note may be prepaid by the Company at any time. The obligations under the note are first priority senior secured obligations (subject to an equipment lease) and are secured by substantially all of the Company's assets. The face value of the note may be exchanged at the option of the holders into the applicable dollar amount of equity securities issued by the Company in a subsequent financing. The holders may convert the outstanding principal amount of the note at a conversion price of 90% of the closing price of the Company's common stock on the trading day prior to the date that the note becomes convertible, subject to further adjustment in the case of stock splits, reclassifications, reorganizations, certain issuances at less than the conversion price and the like. The Company is further subject to certain liquidated damages if it fails to timely effectuate a conversion under the terms of the note. Until such time that the note is no longer outstanding, without the consent of the holders, the Company is prohibited from incurring certain debt, selling any account receivable or declaring any dividend. The carrying value of this $550,000 note, inclusive of interest amortization as of June 30, 2012, was $510,693.

On May 4, 2012, the Company issued a 30-day promissory note to two of its existing shareholders in the principal amount of $75,000 incurring $6,000 in expenses for legal fees which resulted in net proceeds of $69,000. In June 2012, the note was extended until December 4, 2012 and the parties agreed that the noteholders could convert the note at any time on or before the maturity date into shares of common stock at a conversion price equal to the lower of (i) $5.00 per share or (ii) 90% of the then market price based on a volume weighted average price per share of the Company's common stock as quoted on Bloomberg for the ten trading days prior to the conversion date. The note bears interest at a rate of 8% per annum with a default rate of 18% per annum. The note automatically will convert into shares of the Company's common stock if the Company completes a public offering of its securities for gross proceeds of not less than $10,000,000. The carrying value of this $75,000 note, inclusive of interest amortization as of June 30, 2012, was $61,733.

Proceeds from the note financings were allocated first to the embedded conversion option (see Note 3) that required bifurcation and recognition as a liability at fair value and then to the carrying value of the notes. The carrying value of the notes is subject to amortization, through charges to interest expense, over the term to maturity using the effective interest method. During the three and six months ended June 30, 2012, interest expense on the notes amounted to $18,331 and $28,702, respectively. Direct finance costs allocated to the embedded derivatives were expensed in full upon issuance of the notes. Direct finance costs allocated to the notes are subject to amortization, through charges to interest expense, using the effective interest method. During the three and six months ended June 30, 2012, interest expense related to the amortization of finance costs amounted to $7,141 and $11,034, respectively.

NOTES PAYABLE

Note Payable – Bank
On July 15, 2008, IZEA entered into a $1,000,000 Loan and Security Agreement (“Note Payable”) with Silicon Valley Bank, with an interest rate of 8% per annum, payable monthly.  Interest only was payable through December 31, 2008.  Repayment of principal was due in thirty-six consecutive equal monthly installments, or approximately $333,333 per year, beginning in January 2009 through December 31, 2011. The Note Payable was secured by all assets of IZEA until it was paid in full in December 2011. The principal balance outstanding on the Note Payable was $333,333 at December 31, 2010.

In conjunction with the issuance of the Note Payable, IZEA also issued initial warrants to purchase 2,216 shares of Series A common stock, immediately exercisable, at an exercise price of $0.2039 per share. Per the terms of the Note Payable, IZEA also issued 1,108 additional warrants, containing similar terms as the initial warrants, for a total of 3,324 warrants issued under the Note Payable. The fair value associated with the warrants was not recorded since the amount was insignificant to the financial statements. The warrants expire on July 15, 2015 and automatically convert to common stock on this date if the fair market value of the Company’s common stock is greater than the warrant exercise price. Upon closing of the exchange on May 12, 2011 (see Note 7), the Company assumed these outstanding warrants of IZEA and authorized the issuance of replacement warrants to purchase 84 shares of its common stock at an exercise price of $8.16 per share.

Bridge Notes
On May 11, 2011, IZEA sold an aggregate $500,000 principal amount of 6% secured promissory notes (“Bridge Notes”) in a private placement transaction. The purchasers of Bridge Notes paid an aggregate gross purchase price of $500,000 for such Bridge Notes. The Bridge Notes were paid in full through their exchange into 50 Units in the May 2011 Offering as described in Note 8.

Convertible Notes Payable – Related Parties
On September 23, 2009, February 25, 2010 and April 16, 2010, the Company issued unsecured convertible promissory notes (“Convertible Notes”) with the Company’s current preferred stockholders to fund operations until alternative financing could be closed.  Proceeds under the Convertible Notes totaled $798,561, $300,000 and $300,000, respectively, for a total of $1,398,561. The Convertible Notes were senior to all obligations other than the debt owed to Silicon Valley Bank, and accrued interest at the rate of 8% per annum.  The principal and accrued interest were to automatically convert upon closing of an additional round of funding into shares of Series A-2 preferred stock, with the number of shares equal to the amount being converted divided by 85% of the price per share of the additional funding round.

In May 2010, all of the holders of the Convertible Notes automatically converted their $1,444,800 notes payable (including accrued interest) into 4,721,563 shares of the Company’s newly created Series A-2 Preferred Stock in connection with the sale of Series A-2 Preferred Stock (see Note 7).